Stock Based Compensation	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 13 — Stock Based Compensation

On May 27, 2022, Estrella’s board of directors approved its 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan provides for the grant of (i) options, (ii) share appreciation rights, (iii) restricted share awards, (iv) restricted share unit awards, and (v) other share awards. The aggregate number of shares of Common Stock that may be issued pursuant to the 2022 Plan will not exceed 15,000,000 shares of Common Stock. On May 27, 2022, the Company granted options under the 2022 Plan to purchase 15,000,000 shares of its Common Stock to its employees, board of directors, and other consultants. The total fair value of these stock options was $1,638,381.

At the special meeting of UPTD stockholders related to the Business Combination held on July 31, 2023, UPTD’s shareholders approved the adoption of the Company’s 2023 Omnibus Incentive Plan (the “2023 Plan”), which became effective on the Closing Date. Upon the closing of the Business Combination, 3,520,123 shares of Common Stock became authorized for issuance under the 2023 Plan. On October 30, 2024, the Company granted options under the 2023 Plan to purchase 3,600,000 shares of its Common Stock to its employees, board of directors, and other consultants. The total fair value of these stock options was $2,350,018.

The stock-based compensation expense recorded in the Company’s results of operations. For the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024 were $432,256 and $1,194,653, respectively.

The breakdown of stock-based compensation by categories for the six months ended December 31, 2024 and 2023 are summarized below:

	For the Six months ended December 31, 2024	For the Six months ended December 31, 2023
Research and development	$7,131	$453,968
General and administrative	425,125	740,685
Total stock-based compensation	$432,256	$1,194,653

2022 Plan

The intrinsic value of the granted options under 2022 plan was $1,638,381. Upon completion of the business combination on September 29, 2023, the unvested options were vested upon consummation of the merger, under which the Company recognized the remaining unrecognized fair value as expense.

The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of stock options issued was estimated using the following assumptions:

Grant date	May 27, 2022
Exercise price	$0.001
Estimated stock price	$0.11
Expected volatility	120.0%
Expected term (in years)	4.00
Risk-free interest rate	3.00%

The risk-free interest rate was obtained from U.S. Treasury rates for the applicable periods. The Company’s expected volatility was based upon the implied volatility of a portfolio of comparable companies. The expected life of the Company’s options was determined using the actual remaining life of the stock option. The fair value of the Common Stock input was determined by the board of directors based on a variety of factors, including valuation prepared by a third party, the Company’s financial position, the status of development efforts within the Company, the current climate in the marketplace and the prospects of a liquidity event, among others.

On May 27, 2022, under 2022 Plan, all employees, the board of directors, and other consultants elected to exercise the stock options granted by the Company early. The total proceeds received by the Company amounted to $15,000 and was recorded as other liability due to the terms of the early exercised shares, which are subject to repurchase until such shares are vested and are required to be returned to the Company if the vesting conditions are not satisfied. Such other liability account was cleared at the time the exercised shares were vested or repurchased. As of December 31, 2024 and June 30, 2024, the unamortized balance of the above mentioned other liability amounted to $0, based on the vesting period.

2023 Plan

The fair value of the granted options under 2023 plan was $2,350,018. As of December 31, 2024, there were $1,917,762 unvested compensation costs, which is expected to be recognized over the weighted average remaining 3.3 years of employment service period.

The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of stock options issued was estimated using the following assumptions:

Grant date	October 30, 2024
Exercise price	$0.815
Stock price	$0.815
Expected volatility	101.5 – 101.6%
Expected term (in years)	5.5 – 6.0
Risk-free interest rate	4.16 – 4.17%

The risk-free interest rate was obtained from U.S. Treasury rates for the applicable periods. The Company’s expected volatility was calculated from a blended volatility estimate from the implied volatility of a portfolio of comparable companies and the Company’s trading history since October 2, 2023. The expected life of the Company’s options was determined using the actual remaining life of the stock option.

A summary of information related to stock option activities during the year ended June 30, 2024 and for the six-month transition period ended December 31, 2024 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per share
Balance of unvested early-exercised stock option at June 30, 2023*	2,633,082	$0.46
Vested early-exercised stock option*	(2,633,082)	$0.46
Balance of unvested early-exercised stock option at June 30, 2024	—	$—
Granted-2023 Plan stock option	3,600,000	$0.65
Vested 2023 Plan stock option	(583,332)	$0.65
Balance of unvested early-exercised stock option at December 31, 2024	3,016,668	$0.65

*        Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3

Note 8 — Stock Based Compensation

At the special meeting of UPTD stockholders related to the Business Combination held on July 31, 2023, UPTD’s shareholders approved the adoption of the Company’s 2023 Omnibus Incentive Plan (the “2023 Plan”), which became effective on the Closing Date. Upon the closing of the Business Combination, 3,520,123 shares of Common Stock became authorized for issuance under the 2023 Plan. On October 30, 2024, the Company granted options under the 2023 Plan to purchase 3,600,000 shares of its Common Stock to its employees, board of directors, and other consultants. For the nine months ended September 30, 2025, no additional stock options were granted.

The stock-based compensation expense recorded in the Company’s results of operations. For the three months ended September 30, 2025 and 2024 were $152,421 and $0, respectively. For the nine months ended September 30, 2025 and 2024 were $470,614 and $0, respectively.

The breakdown of stock-based compensation by categories for the three and nine months ended September 30, 2025 and 2024 are summarized below:

	For the Three months ended September 30, 2025	For the Three months ended September 30, 2024
	(Unaudited)	(Unaudited)
Research and development	$10,414	$—
General and administrative	142,007	—
Total stock-based compensation	$152,421	$—
	For the Nine months ended September 30, 2025	For the Nine months ended September 30, 2024
	(Unaudited)	(Unaudited)
Research and development	$30,903	$—
General and administrative	439,711	—
Total stock-based compensation	$470,614	$—

The fair value of the granted options under 2023 plan was $2,350,018. As of September 30, 2025 and December 31, 2024, there were $1,447,148 and $1,917,762 unvested compensation costs, which is expected to be recognized over the weighted average remaining 2.54 and 3.27 years of employment service period respectively.

A summary of information related to stock option activities during the six-month transition period ended December 31, 2024 and for the nine months ended September 30, 2025 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per share
Balance of unvested early-exercised stock options at June 30, 2024	—	$—
Granted – 2023 Plan stock option	3,600,000	$0.65
Vested 2023 Plan stock option	(583,332)	$0.65
Balance of unvested stock options at December 31, 2024	3,016,668	$—
Vested 2023 Plan stock option	(666,634)	$0.65
Balance of unvested stock options at September 30, 2025 (Unaudited)	2,350,034	$0.65